Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 926,240	$ 9,871	₨ 890,884	₨ 897,603
Results from operating activities	151,251	1,612	151,271	136,099
Finance expense	(14,577)	(156)	(14,770)	(12,552)
Finance and other income	36,491	389	38,202	23,896
Share of net profit/(loss) of associate accounted for using the equity method	257	3	254	(233)
Profit before tax	173,422	1,848	174,957	147,210
Income tax expense	(40,767)	(434)	(42,777)	(36,089)
Profit for the year	132,655	$ 1,414	132,180	111,121
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	921,153		888,224	893,816
Segment result	162,072		161,796	164,500
Unallocated	(3,426)		(10,157)	(20,304)
Results from operating activities	158,646		151,639	144,196
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenue	305,571		281,824	268,230
Segment result	62,896		58,186	59,364
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenue	269,077		271,972	269,482
Segment result	53,138		61,326	59,163
Information Technology Services [member] | Europe [member]
Disclosure of operating segments [line items]
Revenue	244,165		240,077	253,927
Segment result	31,083		29,434	33,354
Information Technology Services [member] | Asia Pacific Middle East Africa [member]
Disclosure of operating segments [line items]
Revenue	102,340		94,351	102,177
Segment result	14,955		12,850	12,619
Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	6,940		2,692	4,127
Segment result	559		(173)	(371)
Results from operating activities	559		(173)	(371)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	928,093		890,916	897,943
Segment result	154,677		161,428	156,403
Unallocated	(3,426)		(10,157)	(20,304)
Results from operating activities	151,251		151,271	136,099
Finance expense	(14,577)		(14,770)	(12,552)
Finance and other income	36,491		38,202	23,896
Share of net profit/(loss) of associate accounted for using the equity method	257		254	(233)
Profit before tax	173,422		174,957	147,210
Income tax expense	(40,767)		(42,777)	(36,089)
Profit for the year	132,655		132,180	111,121
Depreciation, amortization and impairment	29,107		29,579	34,071
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Segment result	(7,954)		(195)	(7,726)
Results from operating activities	₨ (7,954)		₨ (195)	₨ (7,726)